Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Operations [Abstract]
Revenues	$ 45,646	$ 46,830	$ 37,514
Cost of revenues	(37,836)	(38,101)	(32,690)
Gross profit	7,810	8,729	4,824
Operating expenses
Selling, general and administrative expenses	(6,040)	(6,155)	(6,033)
Impairment on goodwill	(481)
Operating profit (loss)	1,289	2,574	(1,209)
Financial expenses, net	(543)	(740)	(609)
Other income, net	2	12	2
Profit (loss) before income tax expense	748	1,846	(1,816)
Income tax expense	(52)	(31)	(19)
Net profit (loss)	696	1,815	(1,835)
Net (profit) loss attributable to non-controlling Interest	(6)	31	113
Net profit (loss) attributable to Eltek Ltd.	690	1,846	(1,722)
Basic and diluted net profit (loss) per ordinary share attributable to Eltek Ltd. shareholders	$ 0.10	$ 0.28	$ (0.26)
Weighted average number of ordinary shares used to compute basic and diluted net profit (loss) per ordinary share attributable to Eltek Ltd. shareholders	6,610,107	6,610,107	6,610,107
Other comprehensive income (loss): Foreign currency translation adjustments	78	(377)	20
Comprehensive income (loss)	774	1,438	(1,815)
Comprehensive income (loss) attributable to non-controlling interest	(7)	(44)	(135)
Comprehensive income (loss) attributable to Eltek, Ltd.	$ 781	$ 1,482	$ (1,680)